Right of Use Asset (Details) - Schedule of Right of Use Asset - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Right of Use Asset [Abstract]
Cost	$ 50,063
Accumulated amortisation	(19,192)
Total	30,871
Balance at beginning of year
Additions	50,063
Amortisation	(19,359)
Foreign exchange	167
Balance at end of the year	$ 30,871